Note 7 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 7 – Property and Equipment

Property and equipment as of  September 30, 2023 and December 31, 2022, consists of the following:

	September 30,	December 31,
	2023	2022
Machinery	$4,578,679	$1,643,010
Leasehold improvements	1,409,767	1,257,108
Software	70,000	70,000
Website	71,589	71,589
Office equipment	17,930	13,872
Construction in progress	721,563	2,487,673
	6,869,528	5,543,252
Less: Accumulated depreciation and amortization	(814,349)	(508,257)
Total property and equipment, net	$6,055,179	$5,034,995

Construction in progress consisted of costs incurred to build our second and third freeze driers, and to build out our offices within our facility in Irving, Texas. A total of $2,705,524 and $135,596 of these costs were reclassified as Machinery and Leasehold Improvements, respectively, when they were placed in service during the nine months ended September 30, 2023.

The Company recognized depreciation of $306,092 and $223,887, of which $78,486 and $21,841 was allocated to inventory overhead, resulting in $227,606 and $202,046 of depreciation expense for the nine months ended September 30, 2023 and 2022, respectively. Depreciation expense was $72,190 and $69,127 for the three months ended September 30, 2023 and 2022, respectively.

Note 7 – Property and Equipment

Property and equipment at December 31, 2022 and 2021, consisted of the following:

	December 31,	December 31,
	2022	2021
Office equipment	$13,872	$13,872
Machinery	1,643,010	1,478,022
Software	70,000	70,000
Website	71,589	71,589
Leasehold improvements	1,257,108	1,257,869
Construction in progress	2,487,673	–
	5,543,252	2,891,352
Less: Accumulated depreciation and amortization	(508,257)	(210,096)
Total property and equipment, net	$5,034,995	$2,681,256

Construction in progress consists of costs incurred to build out our manufacturing facility in Irving Texas, along with the construction of our freeze driers. These costs will be capitalized as Leasehold Improvements and Machinery, respectively, upon completion.

On July 1, 2022, the Company disposed of certain leasehold improvements that were damaged. The Company received proceeds on the disposal of $62,308 pursuant to a settlement with the manufacturer, resulting in a gain on the disposal of property and equipment of $36,392, which represented the proceeds received, less the net book value at the time of disposal.

On December 31, 2021, the Company disposed of packaging equipment no longer in service. No proceeds were received on the disposal of the equipment, resulting in a loss on disposal of fixed assets of $8,036, which represented the net book value at the time of disposal.

Depreciation of property and equipment was $299,553, including $25,500 capitalized as inventory overhead and expensed to cost of goods sold, and $208,448 for the years ended December 31, 2022 and 2021, respectively.